SHARE CAPITAL (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($) $ / shares shares
Disclosure of transactions between related parties [line items]
Stock option description

The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares.

Stock options could still be granted	1,790,000
Private Placements [Member]
Disclosure of transactions between related parties [line items]
Issued for common stock, shares	704,616,000
Issued for common stock, amount | $	$ 1,832,002
Common stock average price | $ / shares	$ 2.60